Warrant Liabilities (Schedule of Warrants Issued) (Details)					6 Months Ended	12 Months Ended		6 Months Ended			6 Months Ended
	Mar. 31, 2012	Oct. 28, 2011	Jun. 22, 2011 Warrant [Member]	Jun. 02, 2011 Warrant [Member]	Sep. 30, 2012 Warrant [Member] Bridge Debentures and 12,500,000 Unit Offering [Member]	Mar. 31, 2012 Warrant [Member] Bridge Debentures and 12,500,000 Unit Offering [Member]	May 31, 2011 Warrant [Member] Bridge Debentures and 12,500,000 Unit Offering [Member]	Sep. 30, 2012 Warrant [Member] Bridge Debentures and 12,500,000 Unit Offering [Member] Minimum [Member]	Mar. 31, 2012 Warrant [Member] Bridge Debentures and 12,500,000 Unit Offering [Member] Minimum [Member]	May 31, 2011 Warrant [Member] Bridge Debentures and 12,500,000 Unit Offering [Member] Minimum [Member]	Sep. 30, 2012 Warrant [Member] Bridge Debentures and 12,500,000 Unit Offering [Member] Maximum [Member]	Mar. 31, 2012 Warrant [Member] Bridge Debentures and 12,500,000 Unit Offering [Member] Maximum [Member]	May 31, 2011 Warrant [Member] Bridge Debentures and 12,500,000 Unit Offering [Member] Maximum [Member]
Class of Warrant or Right [Line Items]
Number of shares underlying the warrants	34,165,965				34,165,965	32,880,252	32,878,751
Exercise price of warrants		1.0	0.82	3.15				0.64	0.64	0.64	1.0	1.0	1.0
Expected volatility					181.00%	211.00%
Risk-free interest rate						1.04%		0.23%			0.33%
Dividend yield					0.00%	0.00%
Expected term (in years), minimum					2	2.24
Expected term (in years), maximum					4.33	4.33